Schedule of Supplemental Balance Sheet Information Related to Operating and Financing Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Right-of-use assets, net	$ 2,333	$ 2,934	$ 4,073
Right-of-use lease liabilities, current	1,304	1,204	1,035
Right-of-use lease liabilities, noncurrent	993	1,845	3,037
Total operating lease liabilities	2,297	3,049	4,072
Machinery and equipment, gross	779	588	607
Accumulated depreciation	(402)	(333)	(251)
Machinery and equipment, net	377	255	356
Current liabilities	113	66	81
Noncurrent liabilities	226	145	216
Total financing lease liabilities	$ 339	$ 211	$ 297
Weighted average remaining lease term, Operating leases (in years)	1 year 8 months 12 days	2 years 2 months 12 days	3 years 2 months 12 days
Weighted average remaining lease term, Financing leases (in years)	3 years 2 months 12 days	3 years 2 months 12 days	3 years 10 months 24 days
Operating leases	11.71%	11.75%	11.80%
Financing leases	9.18%	12.13%	12.10%